Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 06, 2025 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Allocation of Total Share-based Compensation Expenses [Abstract]
Share-based compensation grant | shares	5,950,000
Restricted shares vested	100.00%
Share-based compensation		¥ 111,109	$ 15,888
Unrecognized share-based compensation | ¥